Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 05, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2017